INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The components of income tax expense are as follows:

	Six Months Ended June 30,
(in thousands of $)	2024	2023
Current tax expense	286	134
Total income tax expense	286	134

Jurisdictions open to examination

The earliest tax year that remains subject to examination by the major taxable jurisdictions in which we operate is 2017 (Norway and Croatia).